SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues – products and services	$ 1,856,564	$ 1,016,962
Survivor Select [Member]
Product Information [Line Items]
Total revenues – products and services	122,470	83,904
Energized Mineral Concentrate [Member]
Product Information [Line Items]
Total revenues – products and services		52,047
Ionized Cal Mag [Member]
Product Information [Line Items]
Total revenues – products and services	148,219	39,527
Omega Blend [Member]
Product Information [Line Items]
Total revenues – products and services	272,332	222,718
Beta Maxx [Member]
Product Information [Line Items]
Total revenues – products and services	137,447	208,043
Vege Fruit Fiber [Member]
Product Information [Line Items]
Total revenues – products and services		65,757
Iron [Member]
Product Information [Line Items]
Total revenues – products and services	16,697	28,114
Young Formula [Member]
Product Information [Line Items]
Total revenues – products and services	31,403	52,425
Organic Youth Car Cleansing Bar [Member]
Product Information [Line Items]
Total revenues – products and services		5,137
ATPRM ITO Plus [Member]
Product Information [Line Items]
Total revenues – products and services	271,493	183,800
Lipomask [Member]
Product Information [Line Items]
Total revenues – products and services		15,331
Energetique [Member]
Product Information [Line Items]
Total revenues – products and services	49,089	25,574
Trim Plus [Member]
Product Information [Line Items]
Total revenues – products and services	88,613	27,042
Product Health Therapies [Member]
Product Information [Line Items]
Total revenues – products and services	569,823
Others [Member]
Product Information [Line Items]
Total revenues – products and services	3,468
Product [Member]
Product Information [Line Items]
Total revenues – products and services	1,711,054	1,009,419
Health and Wellness Services [Member]
Product Information [Line Items]
Total revenues – products and services	$ 145,510	$ 7,543